Notes to the consolidated statement of cash flows	12 Months Ended
Dec. 31, 2020
Notes to the consolidated statement of cash flows
Notes to the consolidated statement of cash flows

31. Notes to the consolidated statement of cash flows

EURm	2020	2019	2018
Adjustments for(1)
Depreciation and amortization	1 132	1 660	1 455
Share-based payments	76	81	68
Impairment charges	246	102	55
Restructuring charges(2)	454	397	238
Profit from non-current investments	(61)	(50)	(44)
Profit on sale of property, plant and equipment, net	(3)	(15)	(16)
Share of results of associated companies and joint ventures	(26)	(12)	(12)
Financial income and expenses	167	283	232
Income tax expense	3 254	140	64
(Gain)/loss on the sale of businesses	–	(4)	24
Other operating income and expenses	28	45	29
Total	5 267	2 627	2 093

(1)   Includes continuing and discontinued operations.

(2)   Adjustments represent the non-cash portion of the restructuring charges recognized in the consolidated income statement.

The Group had no material non-cash investing or financing transactions in any of the years presented.